Basis of preparation - Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporate information and statement of IFRS compliance [abstract]
Deferred income	€ 320	€ 254
Amortization of deferred income	€ 106	€ 98	€ 91